Property and Equipment, Net (Tables)	12 Months Ended
Jan. 31, 2020
Property and Equipment, Net
Property and Equipment

	Useful	January 31,	January 31,
	Life (Years)	2020	2019
Land, buildings and improvements	1 - 40	$38.2	$32.3
Machinery	1 - 20	257.9	202.2
Furniture and equipment	1 - 15	216.7	190.1
		512.8	424.6
Less accumulated depreciation		206.0	152.7
		$306.8	$271.9